Intangible Assets, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Subtotal	$ 213,003	$ 224,149
Less: Accumulated amortization	(28,456)	(13,063)
Intangible assets, net	184,547	211,086
Software
Subtotal	6,212	11,550
Patents
Subtotal	$ 206,791	$ 212,599